UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Of Profit Or Loss And Other Comprehensive Income [Abstract]
REVENUE	$ 33,915	$ 23,146
Other income and gains	2,390	3,796
Research and development expenses	(154,529)	(101,570)
Administrative expenses	(17,991)	(7,938)
Selling and distribution expenses	(30,199)	(16,102)
Other expenses	(4,378)	(82)
Fair value loss of warrant liability	(1,600)
Fair value loss of convertible redeemable preferred shares		(79,984)
Finance costs	(90)	(4,079)
LOSS BEFORE TAX	(172,482)	(182,813)
Income tax credit/(expense)	(1)	3,709
LOSS FOR THE PERIOD	(172,483)	(179,104)
Attributable to:
Equity holders of the parent	$ (172,483)	$ (179,104)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Ordinary shares—basic and diluted	$ (0.63)	$ (0.86)
Exchange differences:
Exchange differences on translation of foreign operations	$ 3,305	$ (213)
Net other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods	3,305	(213)
OTHER COMPREHENSIVE (LOSS)/INCOME FOR THE PERIOD, NET OF TAX	3,305	(213)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(169,178)	(179,317)
Attributable to:
Equity holders of the parent	$ (169,178)	$ (179,317)